Fair Value Measurement - Reconciliations of assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement
Balance at Beginning	¥ 1,233,284	¥ 1,290,901
Net unrealized fair value	(749,967)	(221,640)
Foreign currency translation difference	40,746	164,023
Balance at Ending	¥ 524,063	¥ 1,233,284